Nature and Background of Business	3 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Nature and Background of Business

NOTE 1. NATURE AND BACKGROUND OF BUSINESS

Organic Spice Imports, Inc. (“the Company” or “the Issuer”) was organized under the laws of the State of Delaware on December 30, 2010. The Company was established as part of the Chapter 11 reorganization of Spicy Gourmet Organics, Inc. (“SGO”). Under SGO’s Plan of Reorganization, as confirmed by the U.S. Bankruptcy Court for the Central District of California, the Company was incorporated to: (1) receive and own any interest which SGO had in the development of an organic spice importing business; and (2) issue shares of its common stock to SGO’s general unsecured creditors, to its administrative creditors, and to its shareholder. The Company has been in the development stage since its formation and has not yet realized any revenues from its planned operations.